UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/15

Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited)

	Principal Amount	Value
Municipal Bonds 95.1%
Alabama 1.1%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$16,224,780
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	7,015,140
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	5,600,000	6,344,912
Series B, 5.00%, 1/01/38	3,500,000	4,034,695
Series B, 5.00%, 1/01/43	8,000,000	9,173,360
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	18,500,000	20,661,910
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,215,100
Mobile Water and Sewer Commissioners, Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,983,135
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured, Pre-Refunded, 5.00%,
3/01/31	6,250,000	6,572,687
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	10,000,000	11,789,100
University of Alabama General Revenue, Series A, XLCA Insured, Pre-Refunded, 5.00%,
7/01/28	5,000,000	5,330,000
7/01/32	5,500,000	5,863,000
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC Insured, 5.00%,
12/01/36	11,570,000	12,385,107
		123,592,926
Alaska 0.6%
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%,
10/01/40	10,000,000	11,198,600
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,118,105
Series C, 5.00%, 10/01/33	12,565,000	14,477,393
Anchorage Electric Utility Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,367,154
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	20,000,000	24,132,000
		65,293,252
Arizona 2.4%
Arizona State Board of Regents, University of Arizona SPEED Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/44	10,000,000	11,704,400
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	16,698,416
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	17,475,150
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	17,059,920
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,781,300
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	20,410,180
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,655,832
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,594,160
senior lien, Series A, 5.00%, 7/01/33	28,000,000	31,512,600
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
Insured, 5.50%,
7/01/32	6,000,000	8,012,640
7/01/35	9,860,000	13,364,540
7/01/34	5,000,000	6,748,900
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	24,349,958
7/01/34	10,000,000	11,505,900
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	21,937,400
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	11,599,600
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%,
1/01/38	10,000,000	10,986,300
University Medical Center Corp. Hospital Revenue, Tucson, 5.00%, 7/01/35	7,000,000	7,092,330
		276,489,526
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,579,229

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)

11/01/42	9,360,000	10,641,758
		14,220,987
California 12.7%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	21,105,200
Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	28,135,920
Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	23,040,045
Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	11,172,305
Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	15,928,920
Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	34,602,300
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	32,792,025
California State Economic Recovery GO,
Refunding, Series A, 5.25%, 7/01/21	10,355,000	12,312,302
Series A, Pre-Refunded, 5.25%, 7/01/21	18,225,000	21,722,195
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%,
7/01/40	24,525,000	28,196,883
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	542,613
5.90%, 4/01/23	1,200,000	1,211,688
5.00%, 10/01/29	15,000,000	17,410,200
6.00%, 4/01/38	100,000,000	120,367,000
6.00%, 11/01/39	25,000,000	30,722,000
5.25%, 11/01/40	50,000,000	59,145,500
FGIC Insured, 6.00%, 5/01/20	850,000	862,563
Refunding, 5.25%, 3/01/30	30,000,000	35,424,300
Refunding, 6.00%, 3/01/33	12,000,000	14,800,200
Refunding, 5.25%, 3/01/38	20,000,000	22,125,600
Refunding, 5.50%, 3/01/40	25,000,000	29,079,500
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	6,244,000
11/01/38	8,000,000	9,923,440
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,292,110
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%, 4/01/27	3,980,000	4,761,752
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%, 4/01/29	5,000,000	5,996,200
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,957,760
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,357,103
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	35,931,176
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	16,388,633
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,984,200
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,614,700
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,913,400
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	15,000,000	17,473,050
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured,
zero cpn., 8/01/39	7,500,000	2,947,425
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,966,918
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	10,424,315
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,
5.75%, 1/15/46	25,000,000	29,754,000
6.00%, 1/15/49	20,000,000	23,999,200
zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	15,463,600
zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	11,628,998
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced, Asset-Backed, Refunding, Series A,
AMBAC Insured, 5.00%, 6/01/45	13,255,000	13,451,439
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series
D, zero cpn., 8/01/39	45,000,000	9,369,900
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn.,
8/01/35	10,500,000	3,073,455
8/01/40	10,000,000	1,933,100
8/01/41	13,590,000	2,415,894
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	35,613,300

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,485,000	29,228,746
Series D, 5.00%, 5/15/40	50,000,000	57,345,000
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	23,971,400
Los Angeles USD, GO,
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	30,861,782
Election of 2004, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/30	52,475,000	55,953,568
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	10,250,000	10,929,473
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,662,900
Series KRY, 5.25%, 7/01/34	36,625,000	43,357,041
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,932,500
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
8/01/31	2,055,000	1,180,454
8/01/32	7,830,000	4,311,824
8/01/33	7,660,000	4,010,623
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, 5.25%, 8/01/32	24,490,000	27,790,762
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	6,431,016
Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	8,413,200
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	18,051,995
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,522,700
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	11,497,300
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,108,550
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	56,613,000
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	14,209,800
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	4,227,426
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	40,000,000	29,400,400
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
8/01/35	10,000,000	4,406,000
8/01/36	18,865,000	7,869,157
8/01/37	10,000,000	3,987,400
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	28,834,000
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	12,582,846
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,458,610
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
8/01/29	10,000,000	6,074,100
8/01/30	20,845,000	11,975,453
8/01/31	20,000,000	10,961,200
8/01/32	10,730,000	5,611,897
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	7,032,800
		1,480,383,250
Colorado 2.2%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	10,963,700
8/01/36	41,235,000	45,038,104
8/01/39	26,930,000	29,351,276
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,710,200
NATL Insured, 5.00%, 3/01/37	1,700,000	1,820,734
NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	9,077,295
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	10,000,000	11,788,400
11/01/29	5,000,000	5,868,650
Colorado State Health Facilities Authority Revenue,
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,399,300
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,651,500
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,953,540
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%,
11/01/27	10,000,000	11,716,900
Colorado Water Resources and Power Development Authority Water Resources Revenue, Arapahoe County Water and
Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,324,300
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	19,769,009
Mesa State College Auxiliary Facilities System Enterprise Revenue, XLCA Insured, Pre-Refunded, 5.00%, 5/15/35	9,950,000	10,086,415

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding and Improvement, Assured
Guaranty, 6.25%, 12/01/30	6,000,000	7,037,340
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	28,245,400
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,881,000
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A, Pre-Refunded, 5.375%,
6/01/32	3,500,000	4,161,255
		252,844,318
District of Columbia 2.7%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,629,161
2/01/25	7,000,000	7,292,670
2/01/26	9,950,000	10,362,925
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	23,620,000	26,975,693
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,606,700
Series A, 5.25%, 12/01/34	11,000,000	12,762,640
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,906,950
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,425,850
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter,
4/01/32	15,370,000	14,554,007
Medlantic/Helix Issue, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	21,581,400
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	12,386,008
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	19,069,485
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,802,528
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	35,000,000	44,936,500
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,732,350
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-Refunded, 6.00%, 10/01/35	8,000,000	9,503,120
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,700,500
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,795,700
Refunding, Series C, 5.25%, 10/01/27	10,745,000	12,393,820
Series A, 5.00%, 10/01/39	5,000,000	5,700,900
Series C, 5.00%, 10/01/26	10,235,000	11,737,703
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	30,484,750
		312,341,360
Florida 6.6%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded,
7.00%, 4/01/39	6,500,000	8,105,565
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37	12,245,000	13,254,845
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	10,071,776
Cape Coral Water and Sewer Revenue,
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,312,650
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	24,115,721
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,659,200
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	26,754,297
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	11,090,200
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	27,957,500
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	8,178,170
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	23,318,050
Florida State Mid-Bay Bridge Authority Revenue, Series A,
AMBAC Insured, zero cpn., 10/01/23	4,950,000	3,320,609
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,877,218
Pre-Refunded, zero cpn., 10/01/23	50,000	36,066
Pre-Refunded, zero cpn., 10/01/24	30,000	20,437
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,725,555
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,356,100
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,659,600
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,501,910
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	17,650,000	20,865,477
Indian River County School Board COP, NATL Insured, 5.00%, 7/01/27	16,485,000	17,938,647

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.00%, 11/15/36	17,950,000	18,837,448
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/32	6,015,000	6,206,036
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, Pre-
Refunded, 5.00%, 10/01/35	10,645,000	10,983,085
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,233,162
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding, Series A,
5.50%, 10/01/36	20,000,000	23,596,000
Assured Guaranty, 5.25%, 10/01/33	11,000,000	12,279,520
Assured Guaranty, 5.25%, 10/01/38	13,000,000	14,400,490
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A, 5.50%, 4/01/38	12,500,000	13,162,375
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,666,200
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,293,574
Series A, 5.00%, 7/01/40	30,265,000	34,167,672
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	23,226,600
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/30	10,630,000	10,735,131
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,537,100
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,464,400
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,028,000
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,813,200
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,214,960
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,732,398
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	20,849,354
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,820,800
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	20,000,000	22,367,200
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,725,650
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds, Series B, Assured
Guaranty, 5.50%, 11/01/38	18,490,000	20,295,918
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,693,650
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,034,280
Series C, 5.00%, 7/01/40	15,000,000	16,974,900
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%, 10/01/28	10,000,000	11,718,700
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	18,205,440
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,409,230
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4.75%, 5/01/28	10,000,000	10,734,300
5.00%, 5/01/36	12,500,000	13,782,875
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,513,526
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	31,070,000	33,947,082
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	6,342,500
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,822,600
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,916,302
		769,851,251
Georgia 3.2%
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	16,735,320
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	18,630,000
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%,
1/01/24	6,385,000	7,301,503
1/01/25	6,955,000	8,010,630
1/01/26	5,000,000	5,783,150
1/01/27	5,000,000	5,580,400
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.25%, 11/01/34	20,000,000	24,672,600
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	35,055,000
Series A, NATL Insured, 5.00%, 11/01/33	5,720,000	5,737,789
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project,
5.00%, 7/01/33	5,000,000	5,570,450
5.25%, 7/01/38	10,000,000	11,184,700
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four
LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	25,879,305

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	16,032,150
Series E, 7.00%, 1/01/23	25,000,000	28,567,500
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,391,900
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC
Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	12,097,770
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Foundation LLC
Project, 6.00%, 7/01/34	10,000,000	11,510,700
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series
A, 5.00%, 7/01/39	11,420,000	13,008,636
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	16,253,676
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,700,550
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,780,700
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,693,700
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project, 5.25%, 10/01/35	10,485,000	11,494,181
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/32	6,075,000	6,643,924
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,192,100
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,788,200
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	11,533,100
Series A, 5.00%, 10/01/43	10,000,000	11,739,600
Series C, 5.25%, 9/01/39	21,000,000	24,459,120
		380,028,354
Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary Projects,
6.50%, 7/01/39	7,500,000	8,816,625
Hawaii State GO, Series EE, 4.00%, 11/01/32	7,000,000	7,662,410
Honolulu City and County Board of Water Supply Water System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/36	20,000,000	21,320,000
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35	1,065,000	1,068,419
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%, 7/01/38	10,000,000	11,658,400
		50,525,854
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,883,750

Illinois 5.5%
Aurora Waterworks and Sewerage Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,775,327
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	6,897,760
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	2,106,940
Radian Insured, 5.125%, 11/01/37	5,000,000	5,403,550
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,443,147
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	14,618,614
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	28,121,860
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	23,483,151
Chicago O'Hare International Airport Revenue, General, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,963,000
Series C, AGMC Insured, 5.25%, 1/01/35	12,850,000	14,234,331
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	11,418,600
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	20,090,340
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	11,247,100
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,439,632
South Suburban Hospital, ETM, 7.00%, 2/15/18	2,160,000	2,366,215
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 5.00%, 8/01/33	10,000,000	11,859,200
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	50,788,350
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	18,606,560
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	16,086,627
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	32,213,200
Riverside Health System, 6.25%, 11/15/35	5,000,000	6,091,550

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,504,800
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%, 11/01/28	2,500,000	2,942,075
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%, 11/01/35	3,000,000	3,475,440
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	12,360,200
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,605,000
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,311,550
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	9,095,175
Illinois State GO,
5.25%, 7/01/30	16,915,000	19,159,790
5.50%, 7/01/33	5,000,000	5,750,300
5.50%, 7/01/38	20,000,000	22,735,200
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,266,760
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,669,700
Refunding, 5.00%, 1/01/24	12,820,000	14,241,353
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured, 5.00%, 2/01/35	20,000,000	21,356,200
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	17,278,050
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	11,788,717
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	8,240,000	9,078,008
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	6,000,000	6,615,660
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, zero cpn. to 6/14/17,
5.65% thereafter, 6/15/22	30,000,000	31,695,900
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	16,663,950
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	12,000,000	16,425,000
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	5,000,000	5,579,150
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	17,412,316
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	630,000	730,976
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured,
zero cpn.,
12/01/24	3,850,000	2,711,555
12/01/26	7,700,000	4,956,644
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,310,549
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,619,100
Series A, 5.75%, 4/01/38	7,000,000	8,259,930
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,613,248
		639,467,350
Indiana 1.4%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	4,220,000	4,477,969
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	10,401,120
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/27	6,500,000	7,076,680
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%,
8/01/39	10,000,000	11,928,400
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, 6.75%, 3/01/39	9,750,000	11,765,910
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,001,500
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Refunding, Series A, 5.00%, 10/01/39	30,000,000	35,522,400
Series A, 5.00%, 10/01/37	5,000,000	5,790,650
Series A, 5.25%, 10/01/38	12,000,000	13,948,200
Series A, 4.00%, 10/01/42	22,615,000	23,771,757
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,715,760
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F, Assured Guaranty, 5.00%,
1/01/35	10,000,000	11,410,800
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%, 11/01/16	5,000,000	5,391,500
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,420,140
		162,622,786
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,458,063
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,469,050

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)

Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,725,650
		16,652,763
Kentucky 0.8%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	14,273,375
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/16	7,005,000	6,911,483
8/15/17	7,115,000	6,914,997
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc., Refunding, Series B,
NATL Insured, zero cpn., 10/01/18	8,585,000	7,973,491
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,307,720
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	10,000,000	10,907,300
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	15,000,000	17,352,750
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,323,880
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,366,105
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,814,240
		93,145,341
Louisiana 2.1%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	7,039,140
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,883,944
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, Pre-Refunded, 4.75%, 3/01/30	5,055,000	5,123,141
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured
Guaranty, 5.50%, 10/01/35	6,000,000	7,297,200
Louisiana Local Government Environmental Facilities and CDA Revenue, Bossier City Public Improvement Projects, AMBAC
Insured, 5.00%, 11/01/32	6,730,000	7,356,428
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, 6.75%, 7/01/39	10,000,000	12,207,300
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%,
11/01/30	10,000,000	10,990,300
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,509,945
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,804,191
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,542,100
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	13,133,700
Louisiana State Gasoline and Fuels Tax Revenue,
[a] first lien, Refunding, Series A, 5.00%, 5/01/41	10,000,000	11,927,100
second lien, Series B, 5.00%, 5/01/45	13,690,000	15,533,906
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	31,406,583
Louisiana State Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,696,725
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,730,000
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, 5.00%,
7/01/36	6,230,000	6,743,788
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	42,857,100
		243,782,591
Maine 0.2%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	11,750,000	12,963,540
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical Center Issue,
6.75%, 7/01/36	4,250,000	4,860,852
7.00%, 7/01/41	10,000,000	11,485,800
		29,310,192
Maryland 1.3%
Baltimore Project Revenue,
Subordinate Project Revenue, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	11,844,300
Subordinate Project Revenue, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,853,800
Subordinate Project Revenue, Water Projects, Series A, 5.00%, 7/01/44	5,500,000	6,503,970
Subordinate Project Revenue, Water Projects, Series A, 5.00%, 7/01/39	9,430,000	11,169,175
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,913,750
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,775,400

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	8,130,000	8,994,300
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,964,850
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%, 6/01/33	15,000,000	15,777,450
Maryland State GO, Refunding, Second Series C, 5.00%, 8/01/23	24,265,000	30,923,802
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,755,340
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,261,570
Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,645,500
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	19,345,000	20,565,089
		153,948,296
Massachusetts 2.7%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A, 5.25%, 7/01/34	27,630,000	31,405,363
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,899,100
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B,
5.00%, 1/01/37	31,000,000	34,331,570
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	22,455,396
Massachusetts/Saltonstall Redevelopment Building Corp. Project, 100 Cambridge Street Redevelopment, Series A, NATL
Insured, 5.125%, 8/01/28	6,735,000	6,742,341
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,636,800
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,915,200
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	11,850,000	13,345,707
Refunding, Series K, 5.25%, 7/01/29	9,525,000	10,630,186
Series H, Assured Guaranty, 6.35%, 1/01/30	4,345,000	4,725,839
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,974,100
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,925,000
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,420,800
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	23,044,000
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,662,167
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,900,665
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,728,070
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	10,099,517
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,056,870
AMBAC Insured, 4.50%, 8/15/35	30,000,000	32,087,100
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/35	11,795,000	12,709,231
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,749
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding,
Sub Series A, 5.75%, 8/01/29	450,000	451,872
University of Massachusetts Building Authority ProjectRevenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	24,087,400
		313,460,043
Michigan 2.7%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A, 5.00%,
5/01/30	1,245,000	1,387,067
5/01/33	1,500,000	1,647,780
Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	24,595,425
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%, 7/01/30	5,470,000	5,548,002
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	13,293,600
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	23,285,888
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,547,000
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,897,992
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	24,466,467
Refunding, Series IA, NATL Insured, 5.00%, 10/15/31	9,475,000	10,112,762
Series H, 5.125%, 10/15/33	12,500,000	14,351,500
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,785,850
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,750,000	33,888,523
School District of the City of Detroit, Refunding, 5.00%, 6/01/18	2,400,000	2,602,992
School District of the City of Detroit, Refunding, 5.00%, 6/01/19	1,900,000	2,089,411

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
School District of the City of Detroit, Refunding, 5.00%, 6/01/20	1,500,000	1,681,065
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,594,100
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,208,510
5.50%, 11/01/25	1,000,000	1,180,020
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	427,170
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,861,480
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	6,103,300
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	11,461,700
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities Project, Refunding,
Series KT, 5.625%, 7/01/20	7,000,000	8,314,250
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	42,680,000	38,735,514
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	25,297,600
Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	12,399,800
Wayne State University Revenue, General, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/36	5,000,000	5,417,000
		317,181,768
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	13,113,320
6.75%, 11/15/32	6,250,000	7,466,687
Western Minnesota Municipal Power Agency Revenue, Series A, 5.00%, 1/01/46	5,000,000	5,861,850
		26,441,857
Mississippi 0.5%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	45,000,000	45,031,050
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	13,312,700
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,584,118
		62,927,868
Missouri 0.6%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	29,025,750
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	17,244,600
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/34	14,000,000	14,610,820
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34	13,000,000	13,567,190
		74,448,360
Nebraska 1.6%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,283,808
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,748,650
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	26,219,874
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	8,884,899
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, 6.00%,
7/01/33	12,000,000	13,592,760
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
4/01/39	5,000,000	5,743,250
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	32,071,200
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	10,237,230
Omaha Public Power District Revenue, Electric System, Series C, 5.00%, 2/01/39	23,305,000	26,570,030
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A, AMBAC Insured, 5.00%,
2/01/30	12,165,000	12,590,288
University of Nebraska Revenue,
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,195,700
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,767,900
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,595,600
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,733,700
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,439,100

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)

University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,552,950
		184,226,939
Nevada 0.3%
Clark County School District GO,
Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	16,852,800
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,415,000
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	4,625,000	4,645,165
		31,912,965
New Hampshire 0.2%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33	4,753,000	4,758,466
New Hampshire Health and Education Facilities Authority Revenue, The Memorial Hospital Issue, Refunding, 5.25%,
6/01/26	1,000,000	1,049,670
6/01/36	1,100,000	1,144,275
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire Catholic Charities Issue,
5.80%, 8/01/22	885,000	886,097
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,951,338
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,693,000
		26,482,846
New Jersey 3.5%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,591,920
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,112,100
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,056,050
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	16,738,050
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	16,442,802
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,797,740
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	20,075,200
School Facilities, Series U, 5.00%, 9/01/37	7,715,000	8,139,557
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	15,908,062
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A, 5.25%, 10/01/38	10,000,000	11,178,300
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%,
6/15/25	20,305,000	23,213,488
6/15/26	8,000,000	9,120,640
6/15/27	4,000,000	4,544,160
6/15/28	2,000,000	2,256,880
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	2,735,000	2,856,543
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	25,000,000	27,844,250
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	46,479,213
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	24,567,766
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	11,257,300
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	29,120,750
Transportation System, Series D, 5.25%, 12/15/23	50,000,000	59,815,500
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, 5.15%, 1/01/35	10,000,000	10,550,100
Series E, 5.25%, 1/01/40	13,925,000	15,673,841
		406,340,212
New York 7.5%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,763,375
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	7,144,080
5.25%, 11/15/29	4,000,000	4,754,480
5.25%, 11/15/30	3,000,000	3,559,710
5.00%, 11/15/34	15,000,000	17,263,200
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	17,250,300
Series A, 5.00%, 11/15/37	25,000,000	27,445,500
Series A, 5.00%, 11/15/38	11,800,000	13,687,410
Series C, 6.50%, 11/15/28	15,000,000	17,984,850
Series D, 5.00%, 11/15/34	10,000,000	11,331,700
Series D, 5.00%, 11/15/36	9,500,000	10,889,565
Sub Series A-1, 5.00%, 11/15/40	30,000,000	34,726,500

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,609,250
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,733
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,916,800
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,840,360
Fiscal 2013, Series F, Sub Series F-1, 5.00%, 3/01/30	20,000,000	23,667,200
Series F, 5.25%, 1/15/23	5,000	5,019
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,942,540
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,875,600
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	74,688,862
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,601,300
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,647,600
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	36,211,328
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	17,372,400
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	23,343,000
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,676,889
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	15,036,701
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	40,405,050
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	6,231,793
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	17,455,500
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	17,849,850
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,341,200
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	29,310,750
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	28,802,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,313,735
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	49,893,600
5.50%, 10/01/37	24,995,000	32,171,064
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	11,510,000
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges, Series C, 6.00%,
7/01/31	23,215,000	27,623,529
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Series A, 5.00%, 2/15/36	15,000,000	17,499,300
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	60,000	60,174
6.125%, 11/01/20	175,000	175,413
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,730,700
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,674,150
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	23,641,600
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	19,005,600
Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,
Series A, 5.25%, 11/15/38	25,000,000	27,998,000
Series A-2, 5.25%, 11/15/34	7,500,000	8,598,300
		881,708,060
North Carolina 2.1%
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,845,480
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,154,552
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,578,462
Refunding, Series B, 6.25%, 1/01/23	39,030,000	50,774,908
Series A, 5.50%, 1/01/26	4,500,000	5,184,450
North Carolina State Capital Improvement Limited Obligation Revenue, Series A,
5.00%, 5/01/23	20,000,000	23,771,000
5.00%, 5/01/26	20,000,000	23,693,000
Pre-Refunded, 5.00%, 5/01/24	5,500,000	6,453,865
Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,747,222
Pre-Refunded, 5.00%, 5/01/27	4,500,000	5,280,435
Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,987,077
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	13,172,750

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	7,569,450
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,333,174
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,824,060
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	12,091,351
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	15,023,626
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	28,315,307
		250,800,169
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	8,385,000	9,347,850
Refunding, 5.50%, 12/01/20	8,870,000	9,876,301
Refunding, 5.50%, 12/01/24	13,945,000	15,510,605
		34,734,756
Ohio 2.8%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,707,300
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	1,215,000	1,325,784
Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,781,600
Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,880,125
Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	23,997,347
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,360,875
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	13,426,950
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	9,478,012
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,
7/01/37	6,000,000	7,808,580
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%, 12/01/38	12,000,000	14,216,040
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	24,261,331
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,901,120
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,330,400
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	23,890,000	25,541,038
Pre-Refunded, 5.00%, 1/15/37	5,480,000	5,956,102
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
12/01/31	8,000,000	8,575,680
12/01/36	13,725,000	14,660,908
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,704,050
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,538,700
Ohio State GO, Infrastructure Improvement, Series A, 5.375%, 9/01/28	10,000,000	11,350,800
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	30,881,900
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,671,700
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put 6/01/16,
Refunding, Series A, 5.875%, 6/01/33	13,000,000	13,789,100
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	19,159,680
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	23,215,000
		330,520,122
Oregon 1.0%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,945,500
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/31	15,000,000	18,440,100
Series A, Pre-Refunded, 4.50%, 11/15/32	30,000,000	33,309,300
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,
8/01/26	3,340,000	3,418,423
8/01/26	3,290,000	3,368,072
8/01/27	3,505,000	3,587,297
8/01/27	3,450,000	3,531,869
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	28,489,250
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	13,335,393
		113,425,204
Pennsylvania 2.5%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,509,486

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	7,062,064
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	5,400,000	6,026,238
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,542,100
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,532,800
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	20,000,000	22,613,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,500,000	14,395,500
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding, NATL Insured, 5.00%,
4/01/33	13,225,000	13,846,707
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	6,119,700
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,389,430
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	22,539,800
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,776,350
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	17,392,200
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	23,381,400
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,013,250
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,697,300
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems,
Refunding, Series A, FHA Insured,
5.30%, 1/01/18	570,000	572,063
5.35%, 1/01/23	5,690,000	5,712,134
5.375%, 1/01/28	3,700,000	3,707,696
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,373,000
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL Insured, 5.00%,
4/15/29	10,965,000	11,030,900
4/15/30	12,000,000	12,070,440
Philadelphia School District GO,
2014, Series E, Pre-Refunded, 6.00%, 9/01/38	15,000	17,755
Series E, 6.00%, 9/01/38	24,650,000	28,422,190
Series E, Pre-Refunded, 6.00%, 9/01/38	335,000	396,533
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,152,930
5.00%, 1/01/26	5,000,000	5,669,950
5.00%, 1/01/27	1,750,000	1,978,795
5.25%, 1/01/32	5,000,000	5,664,300
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue,
Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	20,158,380
		288,764,391
Rhode Island 1.2%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	7,990,000	8,179,603
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	20,010,218
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,291
Series 10-A, 6.50%, 10/01/22	220,000	220,282
Series 10-A, 6.50%, 4/01/27	130,000	130,209
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,503,496
7/01/30	14,965,000	15,095,195
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue,
Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,204,200
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New England Institute of
Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	18,470,639
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island, Educational and General
Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,261,000
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/26	5,000,000	5,264,300
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/32	12,440,000	13,043,589
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,626,800

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)

Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,585,000	12,146,288
		135,311,110
South Carolina 1.3%
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District Project, Pre-Refunded,
5.25%, 12/01/30	8,000,000	8,336,960
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Refunding, 5.00%,
12/01/28	7,500,000	8,086,575
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, South Carolina
Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,544,315
Newberry Investing in Children's Education Installment Revenue, Newberry County School District Project, Pre-Refunded,
5.00%, 12/01/30	4,000,000	4,158,520
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,947,300
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase, School District of Beaufort
County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,742,422
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase, Chesterfield County
School District Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	8,048,175
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase, School District of Colleton
County Project, Assured Guaranty, 5.00%,
12/01/25	3,340,000	3,594,241
12/01/26	4,000,000	4,302,960
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%,
12/01/25	18,900,000	20,435,814
12/01/31	10,000,000	10,712,000
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29	4,000,000	4,578,320
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,375,150
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	22,150,400
South Carolina State Public Service Authority Revenue, Refunding,
Series A, 5.50%, 1/01/38	7,500,000	8,622,225
Series B, 5.25%, 1/01/34	6,000,000	6,797,160
University of South Carolina Higher Education Revenue, Special Moore School Business Project, 5.00%, 5/01/32	11,490,000	13,640,928
		151,073,465
South Dakota 0.5%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,505,640
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,405,810
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,567,700
Sanford Health, 5.00%, 11/01/27	2,355,000	2,551,219
Sanford Health, 5.00%, 11/01/40	12,945,000	13,868,496
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,677,680
[a] Vocational Education Program, Refunding, Series B, 5.00%, 8/01/34	7,000,000	8,328,530
[a] Vocational Education Program, Refunding, Series B, 5.00%, 8/01/38	3,475,000	4,100,013
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,732,410
		56,737,498
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	17,500,000	18,849,425
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%, 7/01/40	5,000,000	5,859,750
		24,709,175
Texas 10.4%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	13,090,631
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,809,256
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,562,923
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	11,321,300
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	23,440,600
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC Insured, Pre-Refunded,
5.00%, 6/15/37	20,000,000	21,292,600
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	10,000,000	11,020,600
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	16,871,820
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,760,620

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,865,410
junior lien, Refunding, 5.00%, 7/15/37	12,625,000	14,253,878
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	15,604,418
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,819,732
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%, 2/15/29	28,325,000	30,690,137
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,714,000
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,799,250
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	12,077,200
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	17,139,924
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	12,262,702
Forney ISD, GO, School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,333,900
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	7,157,643
Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,890,600
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	16,762,005
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%, 2/15/32	10,215,000	10,978,367
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	11,645,800
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	8,015,693
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,900,350
5.00%, 12/01/43	5,000,000	5,691,100
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,696,050
7/01/39	30,850,000	35,000,867
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,713,200
Keller ISD, GO, School Building, 5.50%, 2/15/35	10,000,000	11,717,100
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	19,237,315
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,777,200
Lower Colorado River Authority Revenue, Refunding and Improvement, 2014, Series A, NATL Insured, 5.00%, 5/15/26	50,000	50,155
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	17,777,360
Series A, 5.00%, 5/15/36	10,000,000	11,440,600
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	6,005,900
Manor ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,707,111
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,910,500
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	23,484,400
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	30,797,550
5.50%, 12/15/38	25,000,000	28,872,250
Refunding, 5.00%, 12/15/34	5,040,000	5,937,422
Refunding, 5.00%, 12/15/35	5,190,000	6,094,669
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	32,326,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,648,400
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,679,775
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	26,153,000
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,787,250
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	39,036,900
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	17,496,750
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	33,306,300
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	16,221,520
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	11,107,283
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,588,800
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%,
9/15/34	9,000,000	9,539,100
9/15/42	39,000,000	40,957,800
[a]San Antonio Water System Revenue, junior lien, Refunding, Series B, 5.00%, 5/15/39	25,000,000	30,031,250
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,699,750
10/01/37	3,000,000	3,389,760
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	28,477,790

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children's Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,998,800
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	6,266,241
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health System, FGIC
Insured, ETM, 6.00%, 9/01/24	4,000,000	4,862,680
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,717,900
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	655,595
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	47,958,000
Transportation Commission, Mobility Fund, Refunding, 5.00%, 10/01/23	46,345,000	58,865,565
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	36,256,200
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	8,096,620
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	17,028,760
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33	10,000,000	10,865,300
[a]Texas State Transportation Commission Turnpike System Revenue,
First Tier Revenue, Refunding, Series B, 5.00%, 8/15/37	20,000,000	23,276,200
Second Tier Revenue, Refunding, Series C, 5.00%, 8/15/42	19,000,000	21,589,320
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/31	43,500,000	16,280,745
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%, 3/15/26	6,425,000	6,745,736
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,736,938
		1,217,640,886
Utah 1.5%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	17,164,500
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%, 7/01/37	13,950,000	16,202,786
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/15/30	5,730,000	5,876,688
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,543,100
6/01/38	5,000,000	5,510,600
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	25,897,098
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,637,550
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	11,398,127
Utah State Transit Authority Sales Tax Revenue,
[a] Refunding, Series A, 5.00%, 6/15/38	15,000,000	18,206,100
Series A, 5.25%, 6/15/38	13,185,000	14,851,716
Series A, AGMC Insured, 5.00%, 6/15/36	33,000,000	36,820,410
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,324,707
		171,433,382
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, NATL Insured, Pre-Refunded, 5.00%, 10/01/30	12,210,000	12,597,790
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%, 12/01/34	5,500,000	6,057,920
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,269,100
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,433,200
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	30,866,670
		66,224,680
Virginia 0.3%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	12,212,615
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,105,360
Norfolk Parking System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 2/01/27	5,000,000	5,000,000
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program, Series A, 5.00%, 11/01/39	12,355,000	14,337,113
		37,655,088
Washington 3.1%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A, 5.00%, 11/01/34	11,405,000	12,586,558
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	14,025,296
6/01/39	16,250,000	19,021,275
King County GO, Limited Tax, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	11,648,300
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,571,350
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	8,304,116
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,738,500
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,906,450

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	14,530,000	15,368,381
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	50,655,721
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 6.75%, 7/01/29	5,000,000	5,874,800
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,888,550
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	19,564,740
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	10,149,448
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,797,495
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,595,125
Providence Health and Services, Refunding, Series A, NATL Insured, 5.00%, 10/01/36	9,750,000	10,356,352
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	11,324,700
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	15,000,000	17,553,600
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	269,422
[a] Seattle Children's Hospital, Refunding, Series B, 5.00%, 10/01/38	40,000,000	47,421,200
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,907,600
Virginia Mason Medical Center, Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	17,379,200
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding,
5.375%, 10/01/29	3,000,000	3,368,520
5.875%, 10/01/34	6,000,000	6,856,620
		359,133,319
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,294,840
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,496,720
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,896,544
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	11,841,400
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	25,571,400
		72,100,904
Wisconsin 0.8%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	13,807,033
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	30,098,388
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	6,865,000	7,919,258
Marquette University, Refunding, Series B-1, 5.00%, 10/01/33	1,500,000	1,718,985
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	3,470,000	4,002,888
Marquette University, Series B-3, 5.00%, 10/01/30	2,150,000	2,480,175
Marquette University, Series B-3, 5.00%, 10/01/33	1,750,000	2,005,483
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,657,020
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,800,400
Thedacare Inc., AMBAC Insured, Pre-Refunded, 5.00%, 12/15/30	10,000,000	10,415,000
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,914,050
		88,818,680
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	6,535,870

U.S. Territories 2.5%
Puerto Rico 2.4%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%, 5/15/33	15,315,000	15,392,341
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,
5.00%, 7/01/36	62,000,000	66,165,160
5.50%, 7/01/36	7,000,000	7,519,400
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	9,723,476
Series XX, 5.25%, 7/01/40	15,000,000	7,706,850
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	530,000	455,911
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	3,265,000	2,322,460
Series N, 5.00%, 7/01/37	20,000,000	13,450,200
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	11,101,860
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	19,215,750
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	20,645,130

Franklin Federal Tax-Free Income Fund
Statement of Investments, January 31, 2015 (unaudited) (continued)
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	28,050,400
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	16,702,650
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	36,449,500
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	20,381,812
Senior Series C, 5.25%, 8/01/40	7,150,000	5,486,839
		280,769,739
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	5,750,000	6,523,375
Total U.S. Territories		287,293,114
Total Municipal Bonds before Short Term Investments (Cost $9,917,665,603)		11,097,426,878
Short Term Investments (Cost $19,400,000) 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
[b]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.02%, 7/01/49	19,400,000	19,400,000
Total Investments (Cost $9,937,065,603) 95.3%		11,116,826,878
Other Assets, less Liabilities 4.7%		549,586,526
Net Assets 100.0%		$11,666,413,404

a Security purchased on a when-issued basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corp.
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2015 (unaudited) (continued)

PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,941,235,725

Unrealized appreciation	$1,260,109,962
Unrealized depreciation	(84,518,809)
Net unrealized appreciation (depreciation)	$1,175,591,153

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

     Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2015